Salary Deferral Plans - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Executive Salary Continuation Plan [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Salary deferral compensation liability total	$ 1,861	$ 1,869
Cash surrender value of life insurance, carrying value	3,791	3,688
Face amount of the insurance policies in force	11,176	11,148
Supplemental Employee Retirement Plan Agreement [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Salary deferral compensation liability total	2,250	1,846
Cash surrender value of life insurance, carrying value	25,684	24,928
Face amount of the insurance policies in force	61,239	61,287
Flexible Indexed Annuity Contracts	$ 10,816	$ 10,804